U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form, Please print or type.


1.	Name and address of issuer:
	The Wall Street Fund, Inc.
	230 Park Avenue, Suite 1159
            New York, NY   10169

2.	Name of each series or class of funds for which this notice is filed:

	The Wall Street Fund, Inc. Common Stock, $1 par value.

3.	Investment Company Act File Number:		811-515

	Securities Act File Number:	2-10822

4. 	Last day of fiscal year for which this notice is filed:	December 31, 1995

5.	Check box if this notice is being filed more than 180 days
      after close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:



6.	Date of termination of issuer's declaration under rule 24f-
      2(a)(1), if applicable see instruction a.6):

7. 	Number and amount of securities of the same class or series
      which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

189,693.99 shares - $1,593,430  (@ 2/14/96 POP $8.40/share)

8.	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

0

9.	Number and aggregate sale price of securities sold during the fiscal year:

360,503 shares - $2,780,021

10.	Number and aggregate sale price of securities sold during the
      fiscal year in reliance	upon registration pursuant to rule
      24f-2:

170,809.01 shares - $1,186,591

11.	Number and aggregate sale price of securities issued during
      the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction b.7):

0 (already included in line #9)

12.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the
		fiscal year in reliance on rule 24f-2 (from item 10):

                              $      1,186,591

	(ii)	Aggregate price of shares issued in connection with
		dividend reinvestment plans (from item 11, if
                           applicable):      +              0

	(iii)	Aggregate price of shares redeemed or repurchased
		during the fiscal year (if applicable):

                                -      821,654

	(iv)	Aggregate price of shares redeemed or repurchased and
		previously applied as a reduction to filing fees  purusant to rule
                           24e-2 (if applicable):

	(v)	Net aggregate price of securities sold and issued during
		the fiscal year in reliance on rule 24f-2 [line (I),
                           plus line (ii), less line (iii), plus line (iv)] (if applicable):

                              +      364,937

	(vi)	Multiplier prescribed by Section 6(b) of the Securities
		Act of 1933 or other applicable law or regulation (see
		Instruction C.6):	  x        1/2900

	(vii)	Fee due[line (I) or line (v) multiplied by line (vi)]

                               $         125.84

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

13.	Check box if fees are being remitted to the Commission's
      lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
      202.3a).
								 X

	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         Utilizing portion of credit balance in account number
         0000104300-9

SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*

	Michael Miola, Treasurer

	Date	February 28, 1996

	   *Please print the name and title of the signing officer below the signature.